Earnings per Share - Schedule of Reconciliation of the Numerators and Denominators of the Basic and Diluted Net Income Per Share Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income available to common stockholders	$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	$ 73,380	$ 24,527	$ 114,246
Shares outstanding:
Weighted average shares outstanding - basic	76,961,015	76,902,070	67,453,095	47,120,751	47,105,744	47,193,120	47,071,608	46,933,094	46,670,735	46,516,614	46,516,614	46,494,638	67,133,531	47,033,311	46,550,042
Weighted average shares outstanding - diluted	77,998,742	77,959,689	67,453,095	48,081,281	47,849,554	47,834,644	47,721,075	47,534,761	47,227,127	46,763,589	46,657,618	46,494,638	68,102,814	47,701,562	47,008,980
Net income per common share attributable to common stockholders - basic:													$ 1.09	$ 0.52	$ 2.45
Net income per common share attributable to common stockholders - diluted:	$ 1.14	$ 0.38	$ (0.68)	$ 0.02	$ 0.02	$ 0.20	$ 0.22	$ 0.07	$ 2.33	$ 0.12	$ 0.10	$ (0.13)	$ 1.08	$ 0.51	$ 2.43
Stock Options
Shares outstanding:
Effect of dilutive securities													98,294	96,515	120,479
Restricted Stock Units (RSUs)
Shares outstanding:
Effect of dilutive securities													870,989	571,736	338,459